Fixed Assets, Net - Accumulated Depreciation (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) item
Vessel Costs
Balance at the beginning of the period	$ 3,230,303	$ 3,224,253	$ 3,559,161
Additions	191,594	6,050	2,830
Impairment Loss			(337,738)
Depreciation	101,531	96,505	107,757
Balance at the end of the period	3,421,897	3,230,303	3,224,253
Accumulated Depreciation
Balance at the beginning of the period	(840,429)	(743,924)	(763,190)
Impairment Loss			127,023
Depreciation	(101,531)	(96,505)	(107,757)
Balance at the end of the period	(941,960)	(840,429)	(743,924)
Net Book Value
Balance at the beginning of the period	2,389,874	2,480,329	2,795,971
Additions	191,594	6,050	2,830
Impairment loss			(210,715)
Depreciation	(101,531)	(96,505)	(107,757)
Balance at the end of the period	2,479,937	2,389,874	$ 2,480,329
Vessels
Vessel Costs
Additions	141,900
Net Book Value
Balance at the beginning of the period	271,900
Balance at the end of the period	$ 271,300	$ 271,900
Other disclosures
Number of vessels on which impairment loss is recorded | item			10